The Nature of Expenses - Employee benefits expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
The Nature of Expenses
Salary	$ 125,813	$ 142,564	$ 126,976
Labor and health insurance	7,548	7,421	7,232
Pension	6,588	6,527	5,993
Others	6,545	6,431	6,608
Total compensation	$ 146,494	$ 162,943	$ 146,809